CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 308,858,471	$ 271,975,564
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,105,723	1,509,201
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	307,752,748	270,466,363
Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,049,910	1,452,574
Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	234,470,422	211,841,597
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	234,470,422	211,841,597
Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	73,282,326	58,624,766
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	73,282,326	58,624,766
Derivatives [member] | Trading derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,049,910	1,452,574
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,049,910	1,452,574
Derivatives [member] | Hedging derivative liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	55,813	56,627
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 55,813	$ 56,627